Commitments, Contingent Liabilities and Liens (Schedule of Amounts of Guarantees) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Performance Guarantees provided by the banks to third parties	$ 1,260	$ 2,014